ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities:
Net loss	$ (55,566)	¥ (382,041)	¥ (249,327)	¥ (363,446)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Other non-current liabilities	1,183	8,135
Net cash used in operating activities	(49,891)	(343,018)	(204,372)	(388,646)
Investing activities:
Purchase of long-term investments			(140)
Purchase of short-term investments	(75,513)	(519,187)	(109,380)	(267,576)
Proceeds from sale or maturity of short-term investments	84,120	578,359	80,198	6,670
Net cash provided by (used in) investing activities	6,466	44,454	(36,125)	(267,554)
Financing activities:
Proceeds from ordinary shareholders			25	1
Proceeds from IPO, net of issuance cost	101,066	694,878
Proceeds of preferred shareholders	40,407	277,819	49,475	195,918
Net cash provided by financing activities	141,473	972,697	49,500	148,419
Effect of exchange rate changes on cash and cash equivalents	1,738	11,947	(14,848)	35,330
Net (decrease) increase in cash and cash equivalents	99,786	686,080	(205,845)	(472,451)
Cash and cash equivalents at the beginning of the year	24,385	167,660	373,505	845,956
Cash and cash equivalents at the end of the year	124,171	853,740	167,660	373,505
Parent
Operating activities:
Net loss	(55,281)	(380,091)	(248,580)	(362,681)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share of loss of subsidiaries and VIEs	55,501	381,601	247,746	361,437
Other current liabilities	332	2,284
Other non-current liabilities	1,183	8,135
Investment income	(377)	(2,591)
Net cash used in operating activities	1,358	9,338	(834)	(1,244)
Investing activities:
Purchase of long-term investments	(119,549)	(821,962)		(531,374)
Purchase of short-term investments				(138,974)
Proceeds from sale or maturity of short-term investments	3,659	25,160
Net cash provided by (used in) investing activities	(115,890)	(796,802)		(670,348)
Financing activities:
Proceeds from ordinary shareholders			25	1
Proceeds from IPO, net of issuance cost	101,066	694,878
Proceeds of preferred shareholders	40,407	277,819		12,956
Net cash provided by financing activities	141,473	972,697	25	12,957
Effect of exchange rate changes on cash and cash equivalents	11,006	75,672	(147)	22,970
Net (decrease) increase in cash and cash equivalents	37,947	260,905	(956)	(635,665)
Cash and cash equivalents at the beginning of the year	284	1,954	2,910	638,575
Cash and cash equivalents at the end of the year	$ 38,231	¥ 262,859	¥ 1,954	¥ 2,910